General information (Tables)	12 Months Ended
Dec. 31, 2024
General information
Schedule of relevant exchange rates

	Average rates			Year end rates
	2024	2023	2022	2024	2023	2022
USD/£	1.28	1.24	1.24	1.25	1.27	1.20
Euro/£	1.18	1.15	1.17	1.20	1.15	1.13
CNY/£	9.19	8.81	8.31	9.15	9.06	8.31

Schedule of areas with impact from climate change

Financial statement area	Relevant climate-related risks	Relevant ESG targets	Relevant Note for further information
Property, plant and equipment	- Impact of extreme weather events on operations and supply chain. - Carbon pricing regulations.	- Carbon reduction. - Water neutrality at our manufacturing sites.	Note 12 ‘Property, plant and equipment’
Goodwill and intangible brands
-
Impact of extreme weather events on operations and supply chain.
-
Reduced availability and increased price volatility of raw materials due to chronic climate change.
-
Carbon pricing regulations.
-
Changing consumer preferences.
		- Carbon reduction. - Recycle-ready packaging. - Sustainably sourced and deforestation-free ingredients and packaging. - Reduced use of virgin petroleum-based plastic.	Note 14 ‘Intangible assets’
Inventory	- Reduced availability and increased price volatility of raw materials due to chronic climate change. - Carbon pricing regulations.	- Recycle-ready packaging. - Sustainably sourced and deforestation-free ingredients and packaging. - Reduced use of virgin petroleum-based plastic.	Note 15 ‘Inventories’
Going concern and viability	- Damage and disruption caused by extreme weather events.		Viability assessment